Notes Payable (Details) - Schedule of future minimum annual maturities of notes payable - Ambulnz, Inc. [Member]	Sep. 30, 2021 USD ($)
Notes Payable (Details) - Schedule of future minimum annual maturities of notes payable [Line Items]
2021, remaining	$ 582,406
2022	418,269
2023	310,410
2024	124,704
2025	78,560
Thereafter	22,287
Total maturities	1,536,636
Current portion of notes payable	(931,561)
Long-term portion of notes payable	$ 605,075